Subsequent Events (Details) - USD ($)	Feb. 01, 2024	Mar. 31, 2024	Dec. 31, 2023 [1]	Dec. 28, 2023	Dec. 31, 2022 [1]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in Shares)		3,254,475,740	500,000,000		500,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Consulting services	$ 5,000
Aggregate amount	55,000
Cash fee	$ 2,500
Minimum [Member]
Subsequent Events [Line Items]
Common stock, authorized (in Shares)				500,000,000
Maximum [Member]
Subsequent Events [Line Items]
Common stock, authorized (in Shares)				3,254,475,740

[1]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1